                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------
This prospectus, dated May 1, 2012, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra II" in our marketing materials. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares (formerly,
  Invesco V.I. Basic Value Fund -- Series II shares)
Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Global Thematic Growth Portfolio -- Class B AllianceBernstein Growth and Income Portfolio -- Class B AllianceBernstein Large Cap Growth Portfolio -- Class B AllianceBernstein Small Cap Growth Portfolio -- Class B

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 (formerly,
  Columbia Marsico Growth Fund, Variable Series -- Class A)
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2 (formerly, Columbia Marsico International Opportunities Fund, Variable Series -- Class B)

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Enterprise Portfolio -- Service Shares
Forty Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Equity Portfolio -- Class II Shares
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
SP International Growth Portfolio -- Class II Shares
SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS................................................  6

FEE TABLES.................................................  7
   Example.................................................  9

SYNOPSIS...................................................  9

CONDENSED FINANCIAL INFORMATION............................ 12

THE COMPANY................................................ 12

FINANCIAL CONDITION OF THE COMPANY......................... 12

THE SEPARATE ACCOUNT....................................... 13
   The Portfolios.......................................... 14
   Subaccounts............................................. 15
   Voting Rights........................................... 21

THE GUARANTEE ACCOUNT...................................... 22

CHARGES AND OTHER DEDUCTIONS............................... 23
   Transaction Expenses.................................... 23
       Surrender Charge.................................... 23
       Exceptions to the Surrender Charge.................. 24
   Deductions from the Separate Account.................... 24
   Charges for the Death Benefit Rider Options............. 24
   Other Charges........................................... 25

THE CONTRACT............................................... 25
   Purchase of the Contract................................ 25
   Ownership............................................... 26
   Assignment.............................................. 27
   Premium Payments........................................ 27
   Valuation Day and Valuation Period...................... 27
   Allocation of Premium Payments.......................... 27
   Bonus Credits........................................... 28
   Valuation of Accumulation Units......................... 28

TRANSFERS.................................................. 28
   Transfers Before the Maturity Date...................... 28
   Transfers from the Guarantee Account to the Subaccounts. 28
   Transfers from the Subaccounts to the Guarantee Account. 29
   Transfers Among the Subaccounts......................... 29
   Telephone/Internet Transactions......................... 30
   Confirmation of Transactions............................ 30
   Special Note on Reliability............................. 30
   Transfers by Third Parties.............................. 30
   Special Note on Frequent Transfers...................... 31
   Dollar Cost Averaging Program........................... 32
   Portfolio Rebalancing Program........................... 33
   Guarantee Account Interest Sweep Program................ 33

SURRENDERS AND PARTIAL SURRENDERS.............................................  34
   Surrenders and Partial Surrenders..........................................  34
   Restrictions on Distributions From Certain Contracts.......................  34
   Systematic Withdrawal Program..............................................  35

DEATH OF OWNER AND/OR ANNUITANT...............................................  36
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  36
   Basic Death Benefit........................................................  36
   Optional Guaranteed Minimum Death Benefit..................................  37
   Optional Enhanced Death Benefit............................................  38
   When We Calculate the Death Benefit........................................  39
   Death of an Owner or Joint Owner Before the Maturity Date..................  39
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  41

INCOME PAYMENTS...............................................................  42
   Optional Payment Plans.....................................................  43
   Variable Income Payments...................................................  44
   Transfers After the Maturity Date..........................................  44

TAX MATTERS...................................................................  45
   Introduction...............................................................  45
   Taxation of Non-Qualified Contracts........................................  45
   Section 1035 Exchanges.....................................................  47
   Qualified Retirement Plans.................................................  47
   Federal Income Tax Withholding.............................................  51
   State Income Tax Withholding...............................................  52
   Tax Status of the Company..................................................  52
   Federal Estate, Gift and Generation-Skipping Transfer Taxes................  52
   Federal Defense of Marriage Act............................................  52
   Annuity Purchases by Residents of Puerto Rico..............................  52
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  52
   Foreign Tax Credits........................................................  52
   Changes in the Law.........................................................  53

REQUESTING PAYMENTS...........................................................  53

SALES OF THE CONTRACTS........................................................  53

ADDITIONAL INFORMATION........................................................  55
   Owner Questions............................................................  55
   Return Privilege...........................................................  55
   State Regulation...........................................................  55
   Evidence of Death, Age, Gender, Marital Status or Survival.................  55
   Records and Reports........................................................  55
   Other Information..........................................................  55
   Legal Proceedings..........................................................  56

APPENDIX A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

APPENDIX B.................................................................... B-1
   Condensed Financial Information............................................ B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years Surrender Charge as a
 payments surrendered)                             Since We Received the     Percentage of the
                                                   Premium Payment           Premium Payment
                                                                             Surrendered/1/
                                                   -----------------------------------------------
                                                               0                      8%
                                                               1                      8%
                                                               2                      7%
                                                               3                      6%
                                                               4                      5%
                                                               5                      4%
                                                               6                      3%
                                                               7                      2%
                                                           8 or more                  0%
--------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
--------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

For more information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of this prospectus.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.30%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
OPTIONAL BENEFITS/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                         0.35%/3/
---------------------------------------------------
 Optional Enhanced Death Benefit Rider   0.35%/4/
---------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                2.25%/5/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.45%   2.32%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,203      $2,085      $2,885       $4,923

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $409       $1,380      $2,360       $4,845

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $483       $1,455      $2,435       $4,923

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

ARE THERE ANY RISKS TO PURCHASING A DEATH BENEFIT RIDER OPTION? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's

General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.


                          SUBACCOUNT                                   INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO VAN KAMPEN V.I. VALUE       Long-term growth of capital.
FUNDS (INVESCO VARIABLE   OPPORTUNITIES FUND -- SERIES II
INSURANCE FUNDS)          SHARES (FORMERLY, INVESCO V.I.
                          BASIC VALUE FUND -- SERIES II
                          SHARES)
                          -----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             Long-term growth of capital.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                          SERIES I SHARES)
                          -----------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
                          SERIES I SHARES
                          -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
VARIABLE PRODUCTS SERIES  THEMATIC GROWTH PORTFOLIO --
FUND, INC.                CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN                   Long-term growth of capital.
                          GROWTH AND INCOME PORTFOLIO --
                          CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
INSURANCE TRUST I         MARSICO GROWTH FUND -- CLASS 1      capital.
                          (FORMELY, COLUMBIA MARSICO
                          GROWTH FUND, VARIABLE SERIES --
                          CLASS A)
                          -----------------------------------------------------------------------------
                          COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
                          MARSICO INTERNATIONAL               capital.
                          OPPORTUNITIES FUND -- CLASS 2
                          (FORMERLY, COLUMBIA MARSICO
                          INTERNATIONAL OPPORTUNITIES FUND,
                          VARIABLE SERIES -- CLASS B)
                          -----------------------------------------------------------------------------
DREYFUS                   THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current
                          GROWTH FUND, INC. --                income as a secondary goal.
                          INITIAL SHARES
                          -----------------------------------------------------------------------------
EATON VANCE VARIABLE      VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                         income.
                          -----------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                    FUND II -- SERVICE SHARES           investing in a diversified portfolio of
                                                              high yield, lower-rated corporate
                                                              bonds commonly referred to as "junk
                                                              bonds."
                          -----------------------------------------------------------------------------
                          FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                          SERVICE SHARES


                          -----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




--------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




--------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)


--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)



--------------------------------------------------------------------------
Seeks capital growth, with current       The Dreyfus Corporation
income as a secondary goal.

--------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
--------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in a diversified portfolio of  Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
--------------------------------------------------------------------------
Seeks capital appreciation.              Federated Equity Management
      Company of Pennsylvania
                                         (subadvised by Federated Global
                                         Investment Management Corp.)
--------------------------------------------------------------------------


                         SUBACCOUNT                                  INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND  SERVICE CLASS 2










                         ----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         ----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund will
                         SERVICE CLASS 2                    also consider the potential for capital
                                                            appreciation. The fund's goal is to
                                                            achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         ----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                         CLASS 2

                         ----------------------------------------------------------------------------
                         VIP GROWTH & INCOME PORTFOLIO --   Seeks high total return through a
                         SERVICE CLASS 2                    combination of current income and
                                                            capital appreciation.
                         ----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
INC.                     CLASS 1 SHARES                     future income.
                         ----------------------------------------------------------------------------
                         INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                            with prudent investment management
                                                            and the preservation of capital.
                         ----------------------------------------------------------------------------
                         MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                         SHARES/1/                          future income.
                         ----------------------------------------------------------------------------
                         MONEY MARKET FUND/2/               Seeks a high level of current income
                                                            consistent with the preservation of
                                                            capital and maintenance of liquidity.
                         ----------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                         CLASS 1 SHARES                     future income rather than current
                                                            income.
                         ----------------------------------------------------------------------------
                         REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                         CLASS 1 SHARES                     current income and capital
                                                            appreciation.
                         ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
                                         Company (FMR) (subadvised by
                                         FMR Co., Inc. (FMRC), Fidelity
                                         Research & Analysis Company
                                         (FRAC), Fidelity Management &
                                         Research (U.K.) Inc. (FMR U.K.),
                                         Fidelity International Investment
                                         Advisors (FIIA), Fidelity
                                         International Investment Advisors
                                         (U.K.) Limited (FIIA(U.K.)L), and
                                         Fidelity Investments Japan Limited
                                         (FIJ))
----------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
----------------------------------------------------------------------------
Seeks reasonable income. The fund will   FMR (subadvised by FMRC, FRAC,
also consider the potential for capital  FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to      FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
----------------------------------------------------------------------------
Seeks to achieve capital appreciation.   FMR (subadvised by FMRC, FRAC,
                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
----------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
----------------------------------------------------------------------------
Seeks long-term growth capital and       GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------
Seeks a high level of current income     GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by Urdang Securities
appreciation.                            Management, Inc.)
----------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Composite Stock Index.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES






                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                       SHARES                             composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.



                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                       SERVICE SHARES
                       ------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a
                       SHARES                             manner consistent with preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE          Current income is a secondary
                       PORTFOLIO -- CLASS I               consideration.
                       ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management L.L.C.
                                           (for Small-Cap equity investments
                                           only))
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

------------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Advisors, LLC)
------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                           SUBACCOUNT                                     INVESTMENT OBJECTIVE
                           --------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES       seek capital appreciation.
                           --------------------------------------------------------------------------------
                           MFS(R) INVESTORS TRUST SERIES --     The fund's investment objective is to
                           SERVICE CLASS SHARES                 seek capital appreciation.
                           --------------------------------------------------------------------------------
                           MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
                           SERVICE CLASS SHARES                 seek capital appreciation.
                           --------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --           The fund's investment objective is to
                           SERVICE CLASS SHARES                 seek total return.
                           --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation by
ACCOUNT FUNDS              APPRECIATION FUND/VA -- SERVICE      investing in securities of well-known,
                           SHARES                               established companies.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER GLOBAL SECURITIES        The Fund seeks long-term capital
                           FUND/VA -- SERVICE SHARES            appreciation by investing a substantial
                                                                portion of its assets in securities of
                                                                foreign issuers, "growth type"
                                                                companies, cyclical industries and
                                                                special situations that are considered to
                                                                have appreciation possibilities.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET              The Fund seeks high total return.
                           FUND/VA -- SERVICE SHARES
                           --------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET              The Fund seeks capital appreciation
                           SMALL- & MID- CAP FUND(R)/VA --
                           SERVICE SHARES
                           --------------------------------------------------------------------------------
                           OPPENHEIMER SMALL- & MID-CAP         The Fund seeks capital appreciation by
                           GROWTH FUND/VA -- SERVICE            investing in "growth type" companies.
                           SHARES
                           --------------------------------------------------------------------------------
PIMCO VARIABLE             FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST            DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                           CLASS SHARES                         and prudent investment management.
                           --------------------------------------------------------------------------------
                           HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                           ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                                and prudent investment management.

                           --------------------------------------------------------------------------------
                           LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                           PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                           SHARES                               and prudent investment management.
                           --------------------------------------------------------------------------------
                           TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                                and prudent investment management.
                           --------------------------------------------------------------------------------
THE PRUDENTIAL SERIES      EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND


                           --------------------------------------------------------------------------------
                           JENNISON PORTFOLIO -- CLASS II       Seeks long-term growth of capital.
                           SHARES

                           --------------------------------------------------------------------------------
                           JENNISON 20/20 FOCUS PORTFOLIO --    Seeks long-term growth of capital.
                           CLASS II SHARES

                           --------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation        OppenheimerFunds, Inc.


------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in "growth type" companies.

------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,            Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.

------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)

------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                                                                                              ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT                            INVESTMENT OBJECTIVE                    AS APPLICABLE)
                      --------------------------------------------------------------------------------------------------------
                      SP INTERNATIONAL GROWTH       Seeks long-term growth of capital.     Prudential Investments LLC
                      PORTFOLIO -- CLASS II SHARES                                         (subadvised by William Blair &
                                                                                           Company LLC, Marsico Capital
                                                                                           Management LLC, and Jennison
                                                                                           Associates, LLC)
                      --------------------------------------------------------------------------------------------------------
                      SP PRUDENTIAL U.S. EMERGING   Seeks long-term capital appreciation.  Prudential Investments LLC
                      GROWTH PORTFOLIO --                                                  (subadvised by Jennison Associates
                      CLASS II SHARES                                                      LLC)
                      --------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) FUND/1/         Seeks to provide investment results    Guggenheim Investments
                                                    that correspond to a benchmark for
                                                    over-the-counter securities. The
                                                    portfolio's current benchmark is the
                                                    NASDAQ 100 Index(TM).
                      --------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investment Funds, Inc.:
  Total Return Fund -- Class 1 Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Equity Portfolio -- Class II
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  SP International Growth Portfolio -- Class II
  SP Prudential U.S. Emerging Growth Portfolio -- Class II.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and The Prudential Series Fund. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

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   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent

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trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic

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transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request

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comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right

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to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

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The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

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For assets in the Subaccount investing in the GE Investments Funds,
Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

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Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

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



  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may

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


receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of

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


distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment

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Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in

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


accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner

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


may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

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  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment

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


under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements

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of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so

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


characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a
Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

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MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO
ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2011, 2010 and 2009, $49.5 million, $59.7 million, $64.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER
INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                          CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE   PREMIUM   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         -------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                     $11.76            $11.18         2,397     2011
                                                                         11.17             11.76         4,382     2010
                                                                          7.68             11.17         6,938     2009
                                                                         16.21              7.68         7,593     2008
                                                                         16.25             16.21         5,903     2007
                                                                         14.61             16.25         6,233     2006
                                                                         14.08             14.61         8,135     2005
                                                                         12.90             14.08        12,040     2004
                                                                         10.00             12.90         2,507     2003
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares             $ 7.16            $ 6.49            --     2011
                                                                          6.30              7.16         2,202     2010
                                                                          5.28              6.30         2,904     2009
                                                                          9.33              5.28         2,714     2008
                                                                          8.46              9.33         3,118     2007
                                                                          8.08              8.46         7,791     2006
                                                                          7.54              8.08         9,277     2005
                                                                          7.19              7.54        10,743     2004
                                                                          5.63              7.19        15,302     2003
                                                                          7.57              5.63        20,880     2002
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                      $10.77            $10.60        10,567     2011
                                                                          9.99             10.77        10,743     2010
                                                                          7.91              9.99        11,162     2009
                                                                         11.50              7.91        16,058     2008
                                                                         10.80             11.50        16,811     2007
                                                                         10.00             10.80        18,682     2006
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $15.95            $12.03            28     2011
                                                                         13.66             15.95            60     2010
                                                                          9.06             13.66            94     2009
                                                                         17.52              9.06           957     2008
                                                                         14.84             17.52           981     2007
                                                                         13.91             14.84           981     2006
                                                                         13.63             13.91           981     2005
                                                                         13.17             13.63         2,392     2004
                                                                         10.00             13.17         1,423     2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.78            $11.26         5,128     2011
                                                                               9.71             10.78        17,321     2010
                                                                               8.19              9.71        30,366     2009
                                                                              14.03              8.19        44,940     2008
                                                                              13.59             14.03        59,825     2007
                                                                              11.80             13.59        64,624     2006
                                                                              11.46             11.80        90,061     2005
                                                                              10.47             11.46        78,111     2004
                                                                               8.04             10.47        86,805     2003
                                                                              10.51              8.04        83,797     2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.59            $ 7.19         5,577     2011
                                                                               7.02              7.59         5,667     2010
                                                                               5.20              7.02         8,758     2009
                                                                               8.77              5.20        11,122     2008
                                                                               7.84              8.77        11,494     2007
                                                                               8.02              7.84        12,313     2006
                                                                               7.09              8.02        23,037     2005
                                                                               6.65              7.09        29,798     2004
                                                                               5.47              6.65        15,044     2003
                                                                               8.04              5.47        17,497     2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $12.55            $12.87           235     2011
                                                                               9.33             12.55           236     2010
                                                                               6.71              9.33         2,629     2009
                                                                              12.53              6.71         2,630     2008
                                                                              11.19             12.53         5,046     2007
                                                                              10.29             11.19         4,786     2006
                                                                               9.97             10.29         5,081     2005
                                                                               8.85              9.97         5,082     2004
                                                                               6.05              8.85         5,083     2003
                                                                               9.04              6.05         5,084     2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1              $15.63            $14.98            --     2011
                                                                              13.06             15.63            --     2010
                                                                              10.47             13.06            95     2009
                                                                              17.57             10.47           188     2008
                                                                              15.19             17.57         1,936     2007
                                                                              14.54             15.19         2,185     2006
                                                                              13.75             14.54         3,008     2005
                                                                              12.35             13.75         3,696     2004
                                                                              10.00             12.35         5,322     2003
----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities         $19.93            $16.44         1,692     2011
   Fund -- Class 2                                                            17.80             19.93         2,496     2010
                                                                              13.10             17.80         2,753     2009
                                                                              25.84             13.10         4,278     2008
                                                                              21.93             25.84         3,845     2007
                                                                              18.08             21.93         1,708     2006
                                                                              15.36             18.08         1,106     2005
                                                                              13.38             15.36         1,609     2004
                                                                              10.00             13.38         4,078     2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $ 7.67            $ 7.62            --     2011
                                                                                 6.78              7.67         1,067     2010
                                                                                 5.15              6.78         1,067     2009
                                                                                 7.98              5.15         1,067     2008
                                                                                 7.52              7.98         1,067     2007
                                                                                 6.99              7.52         1,067     2006
                                                                                 6.85              6.99         1,067     2005
                                                                                 6.55              6.85         1,067     2004
                                                                                 5.28              6.55         1,067     2003
                                                                                 7.55              5.28         1,067     2002
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.94            $12.05         3,358     2011
                                                                                11.11             11.94         3,232     2010
                                                                                 7.82             11.11         3,243     2009
                                                                                10.90              7.82         3,255     2008
                                                                                10.90             10.90         8,182     2007
                                                                                10.49             10.90         6,439     2006
                                                                                10.26             10.49         4,916     2005
                                                                                10.13             10.26         7,515     2004
                                                                                10.00             10.13            --     2003
------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         $17.71            $18.30         1,390     2011
                                                                                15.73             17.71         4,078     2010
                                                                                10.48             15.73         8,005     2009
                                                                                14.40             10.48        11,040     2008
                                                                                14.18             14.40        17,337     2007
                                                                                13.02             14.18        18,971     2006
                                                                                12.93             13.02        18,600     2005
                                                                                11.92             12.93        17,634     2004
                                                                                 9.94             11.92        21,357     2003
                                                                                 9.96              9.94        18,129     2002
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 $18.48            $15.74         1,761     2011
                                                                                15.94             18.48         4,356     2010
                                                                                12.54             15.94         5,135     2009
                                                                                21.93             12.54         7,202     2008
                                                                                18.47             21.93         4,656     2007
                                                                                16.37             18.47         7,749     2006
                                                                                15.00             16.37        10,498     2005
                                                                                13.30             15.00         9,042     2004
                                                                                10.00             13.30         9,630     2003
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $14.24            $13.63         5,993     2011
                                                                                12.37             14.24        14,670     2010
                                                                                 9.28             12.37        23,459     2009
                                                                                16.44              9.28        33,095     2008
                                                                                14.24             16.44        36,154     2007
                                                                                12.98             14.24        38,092     2006
                                                                                11.30             12.98        60,559     2005
                                                                                 9.97             11.30        61,327     2004
                                                                                 7.90              9.97        47,198     2003
                                                                                 8.87              7.90        41,194     2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.80            $14.17             --    2011
                                                                         12.74             14.80             --    2010
                                                                          9.53             12.74             --    2009
                                                                         16.51              9.53          2,633    2008
                                                                         15.71             16.51          3,376    2007
                                                                         14.02             15.71             --    2006
                                                                         11.80             14.02             --    2005
                                                                         11.84             11.80             --    2004
                                                                         10.00             11.84             --    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.17            $11.07         15,473    2011
                                                                          9.87             11.17         33,675    2010
                                                                          7.72              9.87         41,815    2009
                                                                         13.71              7.72         54,840    2008
                                                                         13.75             13.71         52,969    2007
                                                                         11.65             13.75         57,613    2006
                                                                         11.20             11.65         74,636    2005
                                                                         10.23             11.20         86,930    2004
                                                                          7.99             10.23         78,307    2003
                                                                          9.80              7.99         70,603    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.69            $ 9.67             --    2011
                                                                          8.59              9.69          4,955    2010
                                                                          6.87              8.59          5,105    2009
                                                                         12.01              6.87          5,114    2008
                                                                         10.91             12.01          5,123    2007
                                                                          9.81             10.91          8,343    2006
                                                                          9.28              9.81          5,992    2005
                                                                          8.93              9.28          6,790    2004
                                                                          7.35              8.93         17,250    2003
                                                                          8.98              7.35         15,802    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.85            $ 7.73         29,312    2011
                                                                          6.44              7.85         30,360    2010
                                                                          5.11              6.44         31,755    2009
                                                                          9.85              5.11         37,852    2008
                                                                          7.90              9.85        159,023    2007
                                                                          7.53              7.90        161,125    2006
                                                                          7.25              7.53        170,219    2005
                                                                          7.14              7.25        173,035    2004
                                                                          5.47              7.14        174,801    2003
                                                                          7.97              5.47        173,583    2002
-----------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $11.32            $10.97          2,663    2011
                                                                         10.31             11.32          2,700    2010
                                                                          8.35             10.31          8,432    2009
                                                                         12.65              8.35         11,211    2008
                                                                         11.67             12.65         20,480    2007
                                                                         10.06             11.67         21,785    2006
                                                                          9.81             10.06         22,747    2005
                                                                          9.10              9.81         24,027    2004
                                                                          7.45              9.10         26,661    2003
                                                                          9.18              7.45         24,475    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $14.08            $14.86         12,874    2011
                                                         13.30             14.08         15,451    2010
                                                         12.52             13.30         15,480    2009
                                                         13.40             12.52          2,566    2008
                                                         12.99             13.40          2,572    2007
                                                         12.64             12.99          2,577    2006
                                                         12.58             12.64             --    2005
                                                         12.35             12.58             --    2004
                                                         12.11             12.35             --    2003
                                                         11.20             12.11             --    2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $20.59            $18.58          5,068    2011
                                                         16.57             20.59         12,949    2010
                                                         11.90             16.57         23,627    2009
                                                         19.44             11.90         31,214    2008
                                                         17.54             19.44         47,908    2007
                                                         16.43             17.54         51,675    2006
                                                         14.93             16.43         54,005    2005
                                                         13.07             14.93         57,292    2004
                                                          9.99             13.07         62,332    2003
                                                         11.77              9.99         47,626    2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $11.47            $11.29         36,985    2011
                                                         11.65             11.47         43,541    2010
                                                         11.80             11.65         46,425    2009
                                                         11.72             11.80         59,741    2008
                                                         11.35             11.72         38,268    2007
                                                         11.01             11.35         42,666    2006
                                                         10.88             11.01         17,510    2005
                                                         10.95             10.88         35,787    2004
                                                         11.03             10.95         76,414    2003
                                                         11.04             11.03        512,715    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.59            $10.47            762    2011
                                                          9.64             10.59          5,038    2010
                                                          7.05              9.64         13,181    2009
                                                         11.31              7.05         16,826    2008
                                                         10.91             11.31         18,867    2007
                                                         10.16             10.91         20,096    2006
                                                         10.19             10.16         21,013    2005
                                                          9.67             10.19         22,311    2004
                                                          7.62              9.67         24,716    2003
                                                          9.79              7.62          9,377    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $31.67            $34.26             --    2011
                                                         24.95             31.67            910    2010
                                                         18.66             24.95            911    2009
                                                         29.64             18.66          1,862    2008
                                                         35.36             29.64          1,972    2007
                                                         27.00             35.36          2,066    2006
                                                         24.53             27.00          2,076    2005
                                                         18.82             24.53          3,223    2004
                                                         13.92             18.82            317    2003
                                                         14.33             13.92             --    2002
-------------------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                           $ 9.82            $ 9.83         27,673    2011
                                                    8.68              9.82         29,116    2010
                                                    6.98              8.68         35,024    2009
                                                   11.33              6.98         49,338    2008
                                                   10.95             11.33         64,281    2007
                                                    9.64             10.95         74,793    2006
                                                    9.37              9.64         79,661    2005
                                                    8.61              9.37         90,370    2004
                                                    6.82              8.61         94,260    2003
                                                    8.92              6.82        102,694    2002
-------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares         $17.07            $17.33          4,324    2011
                                                   13.60             17.07          8,918    2010
                                                   10.55             13.60         12,200    2009
                                                   17.18             10.55         21,113    2008
                                                   17.04             17.18         23,731    2007
                                                   15.28             17.04         27,518    2006
                                                   14.17             15.28         35,491    2005
                                                   12.50             14.17         40,203    2004
                                                   10.23             12.50         33,098    2003
                                                   12.06             10.23         30,084    2002
-------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares             $13.68            $13.08          9,695    2011
                                                   12.67             13.68         10,785    2010
                                                   10.65             12.67         21,059    2009
                                                   15.30             10.65         35,307    2008
                                                   13.92             15.30         39,156    2007
                                                   12.43             13.92         17,805    2006
                                                   12.17             12.43         14,402    2005
                                                   11.43             12.17         13,001    2004
                                                    9.65             11.43         18,523    2003
                                                   10.81              9.65             --    2002
-------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares              $11.38            $10.88          1,093    2011
                                                   10.48             11.38          1,095    2010
                                                    8.09             10.48          1,096    2009
                                                   12.85              8.09          1,097    2008
                                                   12.08             12.85          1,557    2007
                                                   10.57             12.08          1,770    2006
                                                   10.47             10.57          1,102    2005
                                                    9.83             10.47          1,103    2004
                                                    8.10              9.83         13,516    2003
                                                   10.19              8.10          6,715    2002
-------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares            $14.29            $14.26          6,668    2011
                                                   13.42             14.29          9,660    2010
                                                   10.86             13.42         10,892    2009
                                                   13.14             10.86         13,831    2008
                                                   12.10             13.14         15,673    2007
                                                   11.13             12.10         21,503    2006
                                                   10.50             11.13         28,595    2005
                                                    9.85             10.50         33,047    2004
                                                    8.79              9.85         40,472    2003
                                                    9.57              8.79         44,893    2002
-------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                          $ 9.38            $ 9.08            --     2011
                                                                                    7.59              9.38         5,655     2010
                                                                                    5.34              7.59         6,858     2009
                                                                                    9.65              5.34        13,024     2008
                                                                                    8.06              9.65        15,369     2007
                                                                                    7.22              8.06        15,517     2006
                                                                                    6.55              7.22        17,567     2005
                                                                                    5.52              6.55        21,484     2004
                                                                                    4.16              5.52        29,050     2003
                                                                                    5.88              4.16        30,980     2002
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $11.73            $10.75         2,191     2011
                                                                                   11.19             11.73         8,660     2010
                                                                                    7.78             11.19         9,322     2009
                                                                                   14.20              7.78        15,411     2008
                                                                                   10.56             14.20        20,415     2007
                                                                                    9.83             10.56        20,550     2006
                                                                                    8.87              9.83        29,782     2005
                                                                                    7.63              8.87        31,486     2004
                                                                                    6.45              7.63        33,421     2003
                                                                                    7.79              6.45        35,634     2002
---------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                   $ 5.08            $ 4.57         1,281     2011
                                                                                    4.15              5.08         5,222     2010
                                                                                    2.68              4.15         5,234     2009
                                                                                    4.87              2.68         3,956     2008
                                                                                    4.06              4.87         3,965     2007
                                                                                    3.83              4.06         3,974     2006
                                                                                    3.48              3.83         5,740     2005
                                                                                    3.52              3.48            --     2004
                                                                                    2.44              3.52            --     2003
                                                                                    4.20              2.44         3,280     2002
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                           $ 7.55            $ 6.39         9,685     2011
                                                                                    6.64              7.55         9,901     2010
                                                                                    4.91              6.64        11,665     2009
                                                                                    9.03              4.91        21,899     2008
                                                                                    8.39              9.03        26,326     2007
                                                                                    7.22              8.39        20,652     2006
                                                                                    6.95              7.22        36,246     2005
                                                                                    6.75              6.95        37,738     2004
                                                                                    5.55              6.75        36,174     2003
                                                                                    7.58              5.55        51,989     2002
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $14.85            $14.94           287     2011
                                                                                   12.10             14.85           528     2010
                                                                                    9.16             12.10           528     2009
                                                                                   15.65              9.16         2,743     2008
                                                                                   15.84             15.65         2,919     2007
                                                                                   14.53             15.84         1,996     2006
                                                                                   13.46             14.53         2,248     2005
                                                                                   12.57             13.46         2,259     2004
                                                                                   10.00             12.57         2,271     2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.67            $ 8.01           482     2011
   Class I                                                                          7.55              8.67         4,503     2010
                                                                                    5.93              7.55        16,270     2009
                                                                                    9.50              5.93        17,183     2008
                                                                                   10.00              9.50        18,138     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 7.55            $ 7.46         2,507     2011
                                                                         6.84              7.55         5,259     2010
                                                                         4.99              6.84         6,724     2009
                                                                         8.04              4.99         7,989     2008
                                                                         7.36              8.04        11,437     2007
                                                                         6.97              7.36        11,458     2006
                                                                         6.79              6.97        17,839     2005
                                                                         6.33              6.79        25,493     2004
                                                                         5.24              6.33        26,413     2003
                                                                         7.37              5.24        24,943     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 9.65            $ 9.27         1,578     2011
                                                                         8.84              9.65         1,838     2010
                                                                         7.09              8.84         2,113     2009
                                                                        10.79              7.09         1,469     2008
                                                                         9.96             10.79           617     2007
                                                                         8.98              9.96           733     2006
                                                                         8.52              8.98           861     2005
                                                                         7.79              8.52           997     2004
                                                                         6.49              7.79         1,142     2003
                                                                         8.37              6.49         5,058     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $13.51            $11.91         3,533     2011
                                                                        10.10             13.51         3,628     2010
                                                                         6.29             10.10         5,945     2009
                                                                        10.57              6.29         5,666     2008
                                                                        10.50             10.57         7,810     2007
                                                                         9.45             10.50         8,181     2006
                                                                         9.13              9.45         8,578     2005
                                                                         8.74              9.13        10,388     2004
                                                                         6.65              8.74        16,632     2003
                                                                         9.90              6.65        11,268     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.74            $17.55         3,767     2011
                                                                        14.98             16.74         4,136     2010
                                                                        11.45             14.98         8,612     2009
                                                                        18.70             11.45        10,081     2008
                                                                        14.89             18.70        12,856     2007
                                                                        11.55             14.89        13,144     2006
                                                                        10.06             11.55        17,988     2005
                                                                         7.87             10.06        14,565     2004
                                                                         5.90              7.87        16,213     2003
                                                                         7.77              5.90        27,665     2002
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $12.92            $12.55            --     2011
                                                                        12.03             12.92           246     2010
                                                                         8.48             12.03           246     2009
                                                                        15.84              8.48           246     2008
                                                                        14.13             15.84           246     2007
                                                                        13.33             14.13           246     2006
                                                                        12.91             13.33           492     2005
                                                                        12.30             12.91           492     2004
                                                                        10.00             12.30           492     2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            $14.41            $12.98         7,734
                                                                                      12.65             14.41        10,845
                                                                                       9.22             12.65        15,487
                                                                                      15.70              9.22        27,529
                                                                                      15.03             15.70        30,915
                                                                                      13.01             15.03        40,634
                                                                                      11.58             13.01        40,249
                                                                                       9.90             11.58        52,281
                                                                                       7.04              9.90        49,254
                                                                                       9.21              7.04        44,694
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $ 9.89            $ 9.70         2,458
                                                                                       8.67              9.89         6,010
                                                                                       6.88              8.67        11,712
                                                                                      11.39              6.88        19,764
                                                                                      11.10             11.39        21,003
                                                                                       9.83             11.10        22,294
                                                                                       9.44              9.83        22,710
                                                                                       8.78              9.44        29,415
                                                                                       7.06              8.78        31,129
                                                                                       8.85              7.06        32,039
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares              $18.96            $18.23           574
                                                                                      15.65             18.96           575
                                                                                      11.61             15.65           654
                                                                                      19.03             11.61           577
                                                                                      19.60             19.03           579
                                                                                      17.36             19.60           580
                                                                                      16.07             17.36         1,820
                                                                                      13.70             16.07         1,500
                                                                                      10.00             13.70           920
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $13.38            $13.28            --
                                                                                      10.69             13.38            --
                                                                                       8.21             10.69            --
                                                                                      16.41              8.21            --
                                                                                      15.72             16.41            --
                                                                                      15.55             15.72            --
                                                                                      14.10             15.55            --
                                                                                      11.99             14.10            --
                                                                                      10.00             11.99            --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $15.03            $15.80           124
                                                                                      14.08             15.03         1,703
                                                                                      12.37             14.08         8,366
                                                                                      12.87             12.37        10,357
                                                                                      12.62             12.87        10,837
                                                                                      12.54             12.62         9,932
                                                                                      12.11             12.54         8,781
                                                                                      11.66             12.11         7,159
                                                                                      11.58             11.66         8,207
                                                                                      10.87             11.58         9,864
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.99            $17.29          3,445    2011
                                                                              15.08             16.99          9,172    2010
                                                                              10.92             15.08         19,470    2009
                                                                              14.50             10.92         28,671    2008
                                                                              14.23             14.50         38,820    2007
                                                                              13.25             14.23         42,430    2006
                                                                              12.93             13.25         45,785    2005
                                                                              11.98             12.93         39,603    2004
                                                                               9.91             11.98         47,271    2003
                                                                              10.19              9.91         30,346    2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.99            $22.64          2,870    2011
                                                                              16.37             17.99          4,744    2010
                                                                              17.39             16.37          8,302    2009
                                                                              15.06             17.39          9,309    2008
                                                                              13.94             15.06         10,930    2007
                                                                              13.99             13.94         11,390    2006
                                                                              13.57             13.99         11,021    2005
                                                                              12.81             13.57         11,871    2004
                                                                              12.53             12.81         22,736    2003
                                                                              10.82             12.53         38,618    2002
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $16.99            $17.33         22,053    2011
                                                                              15.96             16.99         38,724    2010
                                                                              14.22             15.96         66,141    2009
                                                                              13.78             14.22         77,343    2008
                                                                              12.87             13.78         63,623    2007
                                                                              12.59             12.87         78,679    2006
                                                                              12.48             12.59         69,770    2005
                                                                              12.09             12.48         75,044    2004
                                                                              11.69             12.09        117,549    2003
                                                                              10.89             11.69        109,920    2002
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $ 6.22            $ 6.25            967    2011
                                                                               5.33              6.22            969    2010
                                                                               3.56              5.33            971    2009
                                                                               6.23              3.56          4,038    2008
                                                                               5.37              6.23          4,475    2007
                                                                               5.15              5.37          4,857    2006
                                                                               5.18              5.15          5,695    2005
                                                                               4.81              5.18          6,150    2004
                                                                               3.36              4.81          6,634    2003
                                                                               5.58              3.36         12,717    2002
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Equity Portfolio -- Class II Shares                                        $11.03            $10.44             --    2011
                                                                              10.04             11.03             --    2010
                                                                               7.42             10.04             --    2009
                                                                              12.23              7.42             --    2008
                                                                              11.41             12.23             --    2007
                                                                              10.39             11.41             --    2006
                                                                               9.51             10.39             --    2005
                                                                               8.82              9.51             --    2004
                                                                               6.83              8.82             --    2003
                                                                               8.97              6.83             --    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                       $19.81            $18.63            --     2011
                                                                           18.74             19.81            --     2010
                                                                           12.09             18.74            --     2009
                                                                           20.27             12.09         2,226     2008
                                                                           18.70             20.27         2,489     2007
                                                                           16.72             18.70         4,469     2006
                                                                           14.00             16.72         5,297     2005
                                                                           12.33             14.00         2,331     2004
                                                                           10.00             12.33            --     2003
-------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                   $ 9.51            $ 9.36         1,697     2011
                                                                            8.67              9.51         1,967     2010
                                                                            6.17              8.67         2,501     2009
                                                                           10.04              6.17         2,362     2008
                                                                            9.14             10.04         2,401     2007
                                                                            9.16              9.14         5,634     2006
                                                                            8.16              9.16         7,019     2005
                                                                            7.59              8.16        12,383     2004
                                                                            5.95              7.59         7,042     2003
                                                                            8.78              5.95         4,766     2002
-------------------------------------------------------------------------------------------------------------------------
  SP International Growth Portfolio -- Class II Shares                    $10.28            $ 8.57         1,395     2011
                                                                            9.17             10.28         1,472     2010
                                                                            6.83              9.17         1,555     2009
                                                                           14.01              6.83         8,967     2008
                                                                           11.94             14.01        11,455     2007
                                                                           10.07             11.94        14,472     2006
                                                                            8.84             10.07         1,902     2005
                                                                            7.73              8.84         1,996     2004
                                                                            5.64              7.73         2,094     2003
                                                                            7.43              5.64         2,204     2002
-------------------------------------------------------------------------------------------------------------------------
  SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares         $14.34            $14.37         1,658     2011
                                                                           12.14             14.34         1,810     2010
                                                                            8.74             12.14         1,720     2009
                                                                           13.92              8.74         1,855     2008
                                                                           12.15             13.92         1,610     2007
                                                                           11.31             12.15         1,647     2006
                                                                            9.78             11.31         7,938     2005
                                                                            8.21              9.78         9,731     2004
                                                                            5.89              8.21         9,774     2003
                                                                            8.86              5.89         9,689     2002
-------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                PAGE
THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................. B-3

THE CONTRACTS.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY...................... B-9

EXPERTS........................................................................ B-9

FINANCIAL STATEMENTS........................................................... B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra II) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date